RISK MANAGEMENT - Schedule of Credit Loss Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Movements in credit loss allowance	$ 480	$ 914	$ 796
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at the beginning of the period	(19,012)
Balance at the end of the period	(17,935)	(19,012)
Credit loss allowance | Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at the beginning of the period	1,757	877
Movements in credit loss allowance	378	914
Write offs	(356)	0
Translation effect	(115)	(34)
Balance at the end of the period	$ 1,664	$ 1,757	$ 877